Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk
Percentage of appreciation (depreciation) of US dollar against RMB	9.20%	(2.30%)	(6.50%)
Business supplier risk | Total cost | Tencent | Minimum
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%
Customer risk | Total revenue | Maximum
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%